Combined and Consolidated Statements of Operations (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Marketing and branding service revenue	¥ 45,528	¥ 77,046	¥ 117,796
Other service revenue	25,928	19,955	12,116
Workspace membership	3,490	12,564	22,336
Marketing and branding service	¥ 14,495	¥ 11,504	¥ 57,444